Subsequent Events (Details) - USD ($)		12 Months Ended
	Jul. 22, 2022	Dec. 31, 2021	Jun. 30, 2022
Subsequent Event [Line Items]
Aggregate consideration		$ 108,618,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A common stock subjected to possible redemption
Subsequent Event [Line Items]
Redemption value of public shares (in US$ per share)		$ 10.00	$ 10.02
Subsequent Event | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsequent Event [Line Items]
Aggregate consideration	$ 200,000,000
Subsequent Event | Cik0001812667 Cc Neuberger Principal Holdings Ii | Class A common stock subjected to possible redemption
Subsequent Event [Line Items]
Number of shares redeemed	82,291,689
Redemption value of public shares (in US$ per share)	$ 10.03
Aggregate consideration for redemption	$ 825,200,000